EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2025
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EXPLORATION AND EVALUATION ASSETS
5.	EXPLORATION AND EVALUATION ASSETS

	Rook I	Other Athabasca Basin Properties	Total
Deferred exploration and acquisition costs
Balance at December 31, 2024	559,428	25,461	584,889
Additions:
Camp and infrastructure	25,015	–	25,015
General exploration and drilling	31,059	–	31,059
Environmental, permitting, and engagement	17,486	–	17,486
Technical, engineering and design	87,346	–	87,346
Acquisition and other costs	16,578	710	17,288
Labour and wages	33,933	–	33,933
Share-based payments (Note 10(b))	9,889	–	9,889
Asset retirement obligation assets	5,365	–	5,365
Total Additions	226,671	710	227,381
Balance at December 31, 2025	$786,099	$26,171	$812,270

	Rook I	Other Athabasca Basin Properties	Total
Deferred exploration and acquisition costs
Balance at December 31, 2023	428,633	22,723	451,356
Additions:
Camp and infrastructure	13,510	–	13,510
General exploration and drilling	25,040	615	25,655
Environmental, permitting, and engagement	16,261	–	16,261
Technical, engineering and design	38,500	–	38,500
Acquisition and other costs	1,609	1,593	3,202
Labour and wages	28,964	530	29,494
Share-based payments (Note 10(b))	6,911	–	6,911
Total Additions	130,795	2,738	133,533
Balance at December 31, 2024	$559,428	$25,461	$584,889